Derivative Instruments (Fair Value and Presentation of Derivatives as Hedges) (Details) (Deferred Revenue and Other Noncurrent Liabilities [Member], USD $)	Jan. 01, 2013	Jan. 03, 2012
Deferred Revenue and Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest rate cash flow hedge derivative at fair value	$ 98,000	$ 473,000